Investment Properties (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Investment Property [Abstract]
Summary of Changes in Investment Properties

Changes in investment properties account for the years ended December 31, 2017 and 2016 are as follows:

	Land	Land Improvements	Building	Total
	(in million pesos)
December 31, 2017
Balance at beginning of the year	1,567	8	315	1,890
Net gains (losses) from fair value adjustments charged to profit or loss	4	—	(7)	(3)
Transfers to property and equipment	(10)	—	(3)	(13)
Disposals	(239)	—	—	(239)
Balance at end of the year	1,322	8	305	1,635
December 31, 2016
Balance at beginning of the year	1,496	9	320	1,825
Transfers from property and equipment	65	—	1	66
Additions	6	—	—	6
Net losses from fair value adjustments charged to profit or loss	—	(1)	(6)	(7)
Balance at end of the year	1,567	8	315	1,890